Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	10 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Insitutional Class
Account Value	$ 2,085,787	$ 2,085,787	$ 1,851,216	$ 1,760,823	$ 2,063,826	$ 1,428,154	$ 1,306,465	$ 1,265,648	$ 1,133,739	$ 989,698	$ 991,981	$ 1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,543	$ 9,543	8,491	8,097
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value	10,252	$ 10,252
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value	$ 1,083,739	$ 1,083,739
Class Institutional-MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 2,239,831	2,239,831	1,812,799	1,797,512	$ 1,928,294	$ 1,359,433	$ 1,289,418	$ 1,306,311	$ 1,168,055	$ 993,841	$ 1,050,801	$ 1,000,000
Class A-MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 11,460	$ 11,460	$ 9,275	$ 9,197
Class A-Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Account Value	10,468	$ 10,468
Class I-Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Account Value	$ 1,046,821	$ 1,046,821